Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of derivative financial instruments by maturity

	2022
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Options	1,253,758,408	5,542,340	94	1,209,290	1,931,618	2,401,432
Swap contracts	32,705,136	2,828,613	2	62,729	350,012	2,415,872
Forward contracts	16,058,162	549,953	1	352,796	132,119	65,038
Future contracts	34,679,065	296,249	3	73,621	222,628	—
Total	1,337,200,771	9,217,155	100	1,698,436	2,636,377	4,882,342

Liabilities
Options	852,098,826	7,086,946	84	1,387,988	1,781,457	3,917,501
Swap contracts	13,755,838	839,421	1	44,526	261,669	533,226
Forward contracts	13,548,954	511,167	1	150,119	224,932	136,116
Future contracts	140,039,765	161,574	14	53,421	72,349	35,804
Others (i)	84,184	6,301	—	6,301	—	—
Total	1,019,527,567	8,605,409	100	1,642,355	2,340,407	4,622,647

(i)Related to Public Warrants liabilities issued by XPAC Acquisition Corp.
Below is the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and by maturity:

	2021
	Notional	Fair value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Swap contracts	75,380,631	2,577,311	14	73,016	259,300	2,244,995
Forward contracts	88,107,328	1,601,167	16	404,764	216,895	979,508
Future contracts	11,932,285	194,910	2	21,891	3,275	169,745
Options	371,849,357	6,570,326	68	1,474,816	2,281,088	2,814,421
Total	547,269,601	10,943,714	100	1,974,487	2,760,558	6,208,669

Liabilities
Options	311,295,196	8,112,055	69	1,941,553	1,937,725	4,232,777
Forward contracts	44,968,097	1,057,426	18	62,935	68,398	926,093
Future contracts	13,041,450	157,710	10	6	4,814	152,890
Swap contracts	82,520,691	2,561,327	3	113,754	240,005	2,207,568
Others (i)	84,184	19,665	—	19,665	—	—
Total	451,909,618	11,908,183	100	2,137,913	2,250,942	7,519,328

(i)    Related to Public Warrants liabilities issued by XPAC Acquisition Corp.

Summary of derivative financial instruments by index
Derivatives financial instruments by index:

	2022		2021
	Notional	Fair value	Notional	Fair value

Swap Contracts
Asset Position
Interest	20,616,960	739,698	66,123,491	1,799,953
Foreign exchange	1,647,089	15,906	1,978,886	16,013
Share	10,302,018	2,054,430	7,278,254	761,345
Commodities	139,069	18,579	—	—
Liability Position
Interest	13,106,906	(630,539)	75,207,636	(2,461,848)
Foreign exchange	648,932	(208,882)	5,888,850	(28,509)
Share	—	—	1,424,205	(70,970)
Forward Contracts
Asset Position
Foreign exchange	15,516,883	213,311	81,544,253	282,775
Share	305,614	306,516	4,603,031	412,097
Interest	233,977	30,126	906,295	906,295
Commodities	1,688	—	1,053,749	—
Liability Position
Foreign exchange	13,548,954	(511,167)	42,367,576	(139,642)
Interest	—	—	906,302	(906,302)
Share	—	—	11,482	(11,482)
Commodities	—	—	1,682,737	—
Future Contracts
Purchase commitments
Foreign exchange	6,041,572	1,182	155,487	194,910
Interest	26,020,396	291,057	11,629,715	—
Share	180,720	—	147,083	—
Commodities	2,436,377	4,010	—	—
Commitments to sell
Interest	111,237,614	(111,008)	12,188,922	(157,710)
Foreign exchange	25,134,918	(20,290)	705,334	—
Share	3,006,462	(23,268)	147,083	—
Commodities	660,771	(7,007)	111	—
Options
Purchase commitments
Foreign exchange	237,680,984	1,352,521	25,973,934	2,248,676
Share	462,926,358	2,394,104	72,883,420	3,146,174
Interest	544,855,750	1,681,487	272,987,997	1,160,526
Commodities	8,295,316	114,228	4,006	14,950
Commitments to sell
Foreign exchange	234,719,499	(1,504,068)	24,541,428	(3,080,095)
Share	26,017,420	(4,245,924)	13,690,202	(2,788,089)
Interest	590,924,462	(1,223,999)	272,383,162	(2,129,996)
Commodities	437,445	(112,956)	680,404	(113,875)
Others
Liability Position
Share	84,184	(6,301)	84,184	(19,665)
Assets		9,217,155		10,943,714
Liabilities		(8,605,409)		(11,908,183)
Net		611,746		(964,469)